Employee benefits (Details 7) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Present value of defined benefit obligation	$ 500,072	$ 512,210	$ 462,554
Plan assets at fair value	(197,254)	(259,245)	(267,535)	$ (286,881)
Plan deficit	302,818	252,965	195,019
Experience adjustments arising from plan assets/liabilities	(30,136)	(3,919)	(9,939)
Experience adjustments arising from plan liabilities [Member]
Disclosure of Employee benefits [Line Items]
Experience adjustments arising from plan assets/liabilities	494	13,458	(24,827)
Experience adjustments arising from plan assets [Member]
Disclosure of Employee benefits [Line Items]
Experience adjustments arising from plan assets/liabilities	$ (30,136)	$ (3,919)	$ (9,939)